Schwab Capital Trust
Schwab Monthly Income Fund – Target Payout

Portfolio Holdings as of March 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 86.4% OF NET ASSETS

U.S. Stocks 20.2%
Large-Cap 20.2%
Schwab U.S. Dividend Equity ETF	$10,625,422	$1,853,610	($1,154,941 )	$23,146	$1,297,617	$12,644,854	412,153	$105,882

International Stocks 19.8%
Developed Markets 19.8%
Schwab International Dividend Equity ETF	10,645,531	1,896,093	(795,687)	(2,118)	690,424	12,434,243	392,743	70,049

Real Estate 6.7%
Global Real Estate 6.7%
Schwab Global Real Estate Fund	3,483,473	742,792	—	—	(17,530)	4,208,735	623,516	49,344

Fixed Income 38.4%
High-Yield Bond 11.2%
Schwab High Yield Bond ETF	5,801,251	1,699,920	(358,399)	(7,647)	(109,535)	7,025,590	270,215	75,953
Intermediate-Term Bond 20.2%
Schwab 5-10 Year Corporate Bond ETF	1,577,901	321,360	—	—	(25,031)	1,874,230	82,638	14,936
Schwab U.S. Aggregate Bond Index Fund	8,994,588	2,249,895	(317,159)	(27,492)	(84,625)	10,815,207	1,209,755	102,645
						12,689,437
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	3,691,718	840,877	(137,164)	(23,513)	(14,903)	4,357,015	138,626	33,051
						24,072,042

Money Market Funds 1.3%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	585,145	205,595	—	—	—	790,740	790,740	6,755
Total Affiliated Underlying Funds (Cost $49,358,046)	$45,405,029	$9,810,142	($2,763,350 )	($37,624 )	$1,736,417	$54,150,614		$458,615

UNAFFILIATED UNDERLYING FUNDS 14.3% OF NET ASSETS

Fixed Income 13.2%
Floating Rate Loan 6.1%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$3,858,743	418,065
Preferred 7.1%
Cohen & Steers Preferred Securities and Income Fund, Class I						4,428,416	359,449
						8,287,159

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (b)						$672,540	672,540
Total Unaffiliated Underlying Funds (Cost $8,973,541)						$8,959,699
Total Investments in Securities (Cost $58,331,587)						$63,110,313

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Monthly Income Fund – Flexible Payout

Portfolio Holdings as of March 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 86.0% OF NET ASSETS

U.S. Stocks 20.0%
Large-Cap 20.0%
Schwab U.S. Dividend Equity ETF	$14,868,514	$271,544	($1,277,117 )	$119,600	$1,640,635	$15,623,176	509,230	$130,009

International Stocks 19.8%
Developed Markets 19.8%
Schwab International Dividend Equity ETF	14,999,072	926,573	(1,467,424)	192,272	742,314	15,392,807	486,191	87,088

Real Estate 6.7%
Global Real Estate 6.7%
Schwab Global Real Estate Fund	4,820,113	501,697	(100,000)	(661)	(10,985)	5,210,164	771,876	59,992

Fixed Income 38.2%
High-Yield Bond 11.2%
Schwab High Yield Bond ETF	8,117,122	830,199	(88,228)	(2,199)	(140,264)	8,716,630	335,255	97,043
Intermediate-Term Bond 20.1%
Schwab 5-10 Year Corporate Bond ETF	2,175,374	200,079	—	—	(29,797)	2,345,656	103,424	18,876
Schwab U.S. Aggregate Bond Index Fund	12,542,525	1,180,315	(234,507)	(21,036)	(119,281)	13,348,016	1,493,067	131,719
						15,693,672
Long-Term Government Bond 6.9%
Schwab Long-Term U.S. Treasury ETF	5,147,129	266,460	—	—	(46,539)	5,367,050	170,762	42,234
						29,777,352

Money Market Funds 1.3%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	1,003,972	7,257	—	—	—	1,011,229	1,011,229	8,714
Total Affiliated Underlying Funds (Cost $59,812,297)	$63,673,821	$4,184,124	($3,167,276 )	$287,976	$2,036,083	$67,014,728		$575,675

UNAFFILIATED UNDERLYING FUNDS 14.1% OF NET ASSETS

Fixed Income 13.2%
Floating Rate Loan 6.1%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$4,734,268	512,922
Preferred 7.1%
Cohen & Steers Preferred Securities and Income Fund, Class I						5,511,610	447,371
						10,245,878

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (b)						$733,171	733,171
Total Unaffiliated Underlying Funds (Cost $10,935,212)						$10,979,049
Total Investments in Securities (Cost $70,747,509)						$77,993,777

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Monthly Income Fund – Income Payout

Portfolio Holdings as of March 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 87.3% OF NET ASSETS

U.S. Stocks 13.0%
Large-Cap 13.0%
Schwab U.S. Dividend Equity ETF	$8,601,253	$821,316	($1,110,985 )	$77,184	$964,184	$9,352,952	304,855	$77,559

International Stocks 10.8%
Developed Markets 10.8%
Schwab International Dividend Equity ETF	7,430,876	728,684	(893,075)	59,152	412,225	7,737,862	244,405	43,607

Real Estate 3.8%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	2,329,280	545,973	(170,000)	3,511	(8,610)	2,700,154	400,023	31,396

Fixed Income 58.4%
High-Yield Bond 9.1%
Schwab High Yield Bond ETF	5,930,339	930,538	(229,747)	(1,373)	(105,811)	6,523,946	250,921	72,066
Intermediate-Term Bond 35.1%
Schwab 5-10 Year Corporate Bond ETF	5,909,606	889,696	(249,908)	397	(84,336)	6,465,455	285,073	53,563
Schwab U.S. Aggregate Bond Index Fund	17,125,955	2,481,768	(755,000)	(56,758)	(134,980)	18,660,985	2,087,358	183,032
						25,126,440
Long-Term Government Bond 6.0%
Schwab Long-Term U.S. Treasury ETF	3,923,699	555,108	(150,240)	(24,422)	(11,718)	4,292,427	136,571	33,202
Short-Term Bond 8.2%
Schwab 1-5 Year Corporate Bond ETF	5,253,701	835,212	(219,833)	(222)	(42,733)	5,826,125	235,637	43,745
						41,768,938

Money Market Funds 1.3%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	918,368	6,638	—	—	—	925,006	925,006	7,970
Total Affiliated Underlying Funds (Cost $59,305,923)	$57,423,077	$7,794,933	($3,778,788 )	$57,469	$988,221	$62,484,912		$546,140

UNAFFILIATED UNDERLYING FUNDS 13.3% OF NET ASSETS

Fixed Income 12.1%
Floating Rate Loan 5.2%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$3,704,919	401,400

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/26	BALANCE OF SHARES HELD AT 3/31/26	DISTRIBUTIONS RECEIVED (a)
Preferred 6.9%
Cohen & Steers Preferred Securities and Income Fund, Class I						$4,956,866	402,343
						8,661,785

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (b)						816,209	816,209
Total Unaffiliated Underlying Funds (Cost $9,436,833)						$9,477,994
Total Investments in Securities (Cost $68,742,756)						$71,962,906

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At March 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG88343MAR26